Contingencies, Commitments and Guarantees (Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Gross rental payments 2016	$ 321
Gross rental payments 2017	251
Gross rental payments 2018	224
Gross rental payments 2019	185
Gross rental payments 2020	172
Gross rental payments, thereafter	874
Gross rental payments, total	2,027
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	97
Operating Leases, Rent Expense, Net	$ 364	$ 347	$ 372